Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥) Business	Dec. 31, 2019 USD ($) Business	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)
Investment [Line Items]
Time deposits, constructive notes and convertible loans			¥ 1,369,118		¥ 930,610			$ 196,661
Equity investments accounted for at fair value using the alternative measurement			1,895,951		1,564,062			272,336
Accumulated impairment of equity investments without readily determinable fair value			618,314		432,504			88,815
Equity investments measured at fair value using the measurement alternative			926,926	$ 133,145	556,537
Investment in fair value method investment					208,192		¥ 65,130
Disposal gain of cost method investments							947,069
Gain on disposal of fair value method investments		¥ 300,211
Gain on dividends received from long-term investment investees			13,217	1,899	0		58,741
Investment in equity investees			194,473		151,533			27,934
Aggregate consideration for equity method investments			4,026		5,721		14,516	578
Consideration paid for equity method investments			3,508,101	503,907	2,492,046		2,000,669
Gains (losses) from equity method investments, net			7,594	1,091	(384)		495
Impairment loss of equity method investments			0		31		0
Available for sale equity security, impairment loss				0		$ 0	6,594
Fair value gain (loss) on the long-term available-for-sale debt security			4,864	699	(3,732)		0
Unrealized gains for the Equity investments with readily determinable fair value			78,321	11,250	357,372
Deconsolidation of Subsidiaries [Member] | Live.me.Inc
Investment [Line Items]
Ownership interest, subsequent to transaction	49.60%
Equity investments accounted for using fair value option [Member] | Live.me.Inc
Investment [Line Items]
Investment in fair value method investment	¥ 388,581								$ 55,816
Other Income [Member]
Investment [Line Items]
Unrealized gains for the Equity investments with readily determinable fair value			2,853	410	0		0
Unrealized Gain (Loss) on Equity Investments using fair value option			(102,555)	(14,731)	0		0
Beijing OrionStar
Investment [Line Items]
Investment in fair value method investment			¥ 262,072		203,216			$ 37,644
Fair value method investment ownership percentage			38.70%					38.70%
Youloft Hk [Member]
Investment [Line Items]
Investment in fair value method investment					¥ 93,458
Fourteen Equity Investees [Member]
Investment [Line Items]
Equity investments measured at fair value using the measurement alternative			¥ 172,033	$ 24,711
Number of Businesses Acquired | Business			14	14
Preferred Stock [Member] | Beijing OrionStar
Investment [Line Items]
Investment in fair value method investment							¥ 264,768
Fair value method investment ownership percentage							29.60%
Common Stock [Member] | Youloft Hk [Member]
Investment [Line Items]
Fair value method investment ownership percentage					21.90%
Fair Value, Measurements, Recurring [Member]
Investment [Line Items]
Available-for-sale financial assets			¥ 6,976		¥ 133,448			$ 1,002
Fair value gain (loss) on the long-term available-for-sale debt security			(10,913)		3,732
Bytedance Ltd.
Investment [Line Items]
Investment in fair value method investment							¥ 329,710
Ziniu Fund L.P.
Investment [Line Items]
Aggregate consideration for equity method investments			30,000					4,309
Consideration paid for equity method investments							40,000
Short-term Investments [Member]
Investment [Line Items]
Interest income, net			45,993	$ 6,606	38,368		16,929
Impairment of investment			3,506	504	0		0
Deemed disposal gain on equity method investments			0		0		0
Other Comprehensive Income Unrealized Holding Gain Loss On Securities			6,049	$ 869	¥ 0		¥ 0
Equity investments with readily determinable fair value
Investment [Line Items]
Investment in fair value method investment			¥ 28,051					$ 4,029